CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenues	$ 32,248	$ 23,910	$ 23,016
Cost of revenues	7,201	4,350	4,091
Gross profit	25,047	19,560	18,925
Operating expenses:
Research and development, net	9,156	6,281	5,410
Sales and marketing	10,886	5,860	5,486
General and administrative	10,388	6,639	4,721
Adjustment to earn-out consideration	(3,276)
Total operating expenses	27,154	18,780	15,617
Operating income (loss)	(2,107)	780	3,308
Loss from sale of investment in affiliate	(1,289)
Financial income (expenses), net	(1,255)	80	(27)
Income (loss) before taxes on income	(4,651)	860	3,281
Tax benefit (expense)	(5,220)	625	1,317
Net income (loss)	$ (9,871)	$ 1,485	$ 4,598
Basic net earnings (loss) per share	$ (0.38)	$ 0.06	$ 0.19
Diluted net earnings (loss) per share	$ (0.38)	$ 0.06	$ 0.19
Weighted average number of shares used in computing basic net earnings per share	26,231,254	24,610,267	23,620,171
Weighted average numbers of shares used in computing diluted net earnings per share	26,231,254	25,140,439	24,654,458